Liability under insurance contracts	12 Months Ended
Dec. 31, 2019
Insurance liabilities [Abstract]
Liability under insurance contracts

27.	Liability under insurance contracts

(a)	Insurance liabilities as of December 31, 2018 and 2019 are as follows:

	2018		2019
Policy reserve	~~W~~	26,211,044	52,086,132
Policyholder’s equity adjustment		7,838	77,285

	~~W~~	26,218,882	52,163,417

(b)	Policy reserve as of December 31, 2018 and 2019 are as follows:

	2018		2019
Interest rate linked	~~W~~	17,328,353	30,058,020
Fixed interest rate		8,882,691	22,028,112

	~~W~~	26,211,044	52,086,132

(c)	The details of policy reserves as of December 31, 2018 and 2019 are as follows:

	2018
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	5,729,045	11,722,964	7,482,084	24,934,093	24,422	58	24,480	24,958,573
Guarantee reserve		10,148	64,978	124	75,250	—	—	—	75,250
Unearned premium reserve		3	301	—	304	506	—	506	810
Reserve for outstanding claims		99,676	837,317	185,328	1,122,321	18,089	—	18,089	1,140,410
Interest rate difference guarantee reserve		2,068	148	11	2,227	—	—	—	2,227
Mortality gains reserve		7,026	4,741	176	11,943	3	—	3	11,946
Interest gains reserve		18,662	254	19	18,935	—	—	—	18,935
Long term duration dividend reserve		52	9	1	62	—	—	—	62
Reserve for policyholder’s profit dividend		1,773	—	—	1,773	—	—	—	1,773
Reserve for losses on dividend insurance contract		1,058	—	—	1,058	—	—	—	1,058

	~~W~~	5,869,511	12,630,712	7,667,743	26,167,966	43,020	58	43,078	26,211,044

	2019
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,668,777	24,979,936	10,443,287	50,092,000	21,912	60	21,972	50,113,972
Guarantee reserve		29,400	249,845	744	279,989	—	—	—	279,989
Unearned premium reserve		2	945	—	947	291	—	291	1,238
Reserve for outstanding claims		212,641	1,084,472	233,259	1,530,372	16,858	—	16,858	1,547,230
Interest rate difference guarantee reserve		2,158	149	10	2,317	—	—	—	2,317
Mortality gains reserve		8,945	42,173	153	51,271	2	—	2	51,273
Interest gains reserve		24,486	267	17	24,770	—	—	—	24,770
Expense gains reserve		6,211	9,434	1	15,646	—	—	—	15,646
Long term duration dividend reserve		31,202	15,388	13	46,603	—	—	—	46,603
Reserve for policyholder’s profit dividend		2,268	—	—	2,268	—	—	—	2,268
Reserve for losses on dividend insurance contract		826	—	—	826	—	—	—	826

	~~W~~	14,986,916	26,382,609	10,677,484	52,047,009	39,063	60	39,123	52,086,132

(d)	Reinsurance credit risk as of December 31, 2018 and 2019 are as follows:

	2018			2019
	Reinsurance assets		Reinsurance account receivable	Reinsurance assets	Reinsurance account receivable
AAA	~~W~~	—	—	11,477	18,192
AA- to AA+		2,451	4,416	34,498	46,302
A- to A+		1,622	3,598	2,287	4,113

	~~W~~	4,073	8,014	48,262	68,607

(e)	Income or expenses on insurance for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Insurance income:
Premium income	~~W~~	4,550,277	4,348,745	7,386,854
Reinsurance income		10,532	15,222	146,564
Separate account income		38,999	34,771	36,007

		4,599,808	4,398,738	7,569,425

Insurance expenses:
Claims paid		2,213,285	2,549,147	5,436,069
Reinsurance premium expenses		13,220	18,482	165,979
Provision for policy reserves (*)		2,147,139	1,694,716	1,724,816
Separate account expenses		38,999	34,770	36,007
Discount charge		632	669	657
Acquisition costs		543,752	454,479	805,508
Collection expenses		15,716	16,046	19,049
Deferred acquisition costs		(336,851)	(283,665)	(495,534)
Amortization of deferred acquisition costs		423,955	385,793	373,800

		5,059,847	4,870,437	8,066,351

Net loss on insurance	~~W~~	(460,039)	(471,699)	(496,926)

(*)

Interest expenses on savings insurance contracts are included. (Accumulated ~~W~~ 960,927 million as of December 31, 2017, accumulated ~~W~~964,816 million as of December 31, 2018 and accumulated ~~W~~1,907,954 million as of December 31, 2019)

(f)	Maturity of premium reserve as of December 31, 2018 and 2019 are as follows:

	2018
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	111,102	247,619	741,222	502,572	1,288,815	5,284,548	8,175,878
Interest rate linked		195,843	922,832	1,247,871	343,562	1,500,893	12,571,694	16,782,695

Ending balance	~~W~~	306,945	1,170,451	1,989,093	846,134	2,789,708	17,856,242	24,958,573

	2019
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	845,304	2,079,125	2,118,652	941,413	2,236,313	20,732,908	28,953,715
Interest rate linked		213,892	329,647	1,032,366	572,153	2,058,859	16,953,340	21,160,257

Ending balance	~~W~~	1,059,196	2,408,772	3,151,018	1,513,566	4,295,172	37,686,248	50,113,972

(g)	Liability adequacy test, LAT – Shinhan Life Insurance Co., Ltd.

i) Scope

Liability adequacy tests were performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2018 and 2019. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article 6-3 of Regulation on Supervision of Insurance Business Act.

ii) Output overview

In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits.

Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.

The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancellation rate, etc. and the present value of the total expenditure, that is, (discount rate), business ratio, risk rate, and cancellation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii)	The assumptions of the current estimation used to assessment and their basis for calculation was as follows:

Assumptions
	2018	2019	Measurement basis
Discount rate	2.25% ~ 8.32%	2.02% ~ 8.35%	The scenario adding liquidity premium to risk-free rate, which is suggested from Financial Supervisory Service

Mortality rate	2.58% ~ 247.65%	11.36% ~ 497.99%	Ratio by claims paid per premium paid on risk premium based on experience-based rate by products, collateral of last 5 years.

Operating expense rate	Acquisition cost - The first time : 90.00% ~ 982.70% - From the second time : 0.00% ~ 193.50% Maintenance expense (each case): 207 won ~ 3,531 won Collection expenses (on gross premium): 0.04% ~ 1.10%

Acquisition cost

- The first time :

90.00% ~ 1,022.75%

- From the second time :

0.00% ~ 193.50%

Maintenance expense (each case):

1,229 won ~ 3,332 won Collection expenses (on gross premium):

0.05% ~ 1.27%

Business rate on insurance premium or expenses per contract based on experience-based rate of last 1 year

Surrender ratio	0.95% ~ 48.35%	0.76% ~ 33.03%	Surrender ratio by elapsed period, classes of sales channel, product of last 5 years

iv)	The result of liability adequacy test as of December 31, 2018 and 2019 are as follows:

	2018
	Provisions for test		LAT base (*)	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	589,618	1,322,481	732,863
Variable interest		859,858	939,791	79,933

		1,449,476	2,262,272	812,796

Non- Participating:
Fixed interest		6,009,771	2,822,160	(3,187,611)
Variable interest		14,149,581	12,037,953	(2,111,628)

		20,159,352	14,860,113	(5,299,239)

	~~W~~	21,608,828	17,122,385	(4,486,443)

(*)	It is recalculated in accordance with the revised discount rate calculation rules for the year December 31, 2019.

	2019
	Provisions for test		LAT base	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	595,317	1,248,489	653,172
Variable interest		900,378	1,002,149	101,771

		1,495,695	2,250,638	754,943

Non- Participating:
Fixed interest		6,608,221	3,079,715	(3,528,506)
Variable interest		14,563,065	12,340,762	(2,222,303)

		21,171,286	15,420,477	(5,750,809)

	~~W~~	22,666,981	17,671,115	(4,995,866)

v)	Sensitivity analysis as of December 31, 2018 and 2019 are as follows:

	LAT fluctuation
	2018 (*)		2019
Discount rate increased by 0.5%	~~W~~	(1,610,988)	(1,582,746)
Discount rate decreased by 0.5%		1,938,357	1,906,134
Operating expense increased by 10%		229,339	292,246
Mortality rate increased by 10%		837,453	873,184
Mortality rate increased by 5%		420,774	438,685
Surrender ratio increased by 10%		291,806	373,062

(*)	It is recalculated in accordance with the revised discount rate calculation rules for the year December 31, 2019.

(h)	Liability adequacy test, LAT – Orange Life Insurance Co., Ltd.

i)	Scope

Liability adequacy tests were performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2019. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the article 6-3 of Regulation on Supervision of Insurance Business Act.

ii)	Output overview

In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits.

Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.

The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancellation rate, etc. and the present value of the total expenditure, that is, (discount rate), business ratio, risk rate, and cancellation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii)	The assumptions of the current estimation used to assessment and their basis for calculation was as follows:

Assumptions
	2019	Measurement basis
Discount rate	2.07% ~ 10.86%	The scenario adding liquidity premium to risk-free rate, which is suggested from Financial Supervisory Service

Mortality rate	20.00% ~ 255.00%	Ratio by claims paid per premium paid on risk premium based on experience-based rate by products, collateral of last 5 years.

Operating expense rate

Acquisition cost (each case):

5,500 won ~ 1,227,000 won

- Proportional to annualized premium:

0.00% ~ 12.55%

Maintenance expense (each case):

50 won ~ 32,500 won

- Proportional to premium income:

0.42% ~ 3.45%

- Proportional to surrender value:

0.12%

Based on the recent one-year experience statistics, the Company reflects the company’s future business cost policy to calculate the unit business cost by cost driver by division (new contract cost / maintenance cost) and sales channel. However, temporary expenses incurred unusually is excluded.

Surrender ratio	0.00% ~ 50.00%	Based on experience statistics for the last five years or more, annual premiums are calculated based on product group, payment method, channel, and elapsed period. Payment status (full payment and pension initiation) and tax benefits are included.

iv)	The result of liability adequacy test as of December 31, 2019 are as follows:

	2019
	Provisions for test		LAT base	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	716,607	644,715	(71,892)
Variable interest		1,134,245	1,541,967	407,722

		1,850,852	2,186,682	335,830

Non- Participating:
Fixed interest		9,296,542	4,629,266	(4,667,276)
Variable interest		9,236,731	8,635,022	(601,709)
Variable type (*)		(268,818)	(1,882,573)	(1,613,755)

		18,264,455	11,381,715	(6,882,740)

	~~W~~	20,115,307	13,568,397	(6,546,910)

(*)	Variable type refers to a variable insurance.

v)	Sensitivity analysis as of December 31, 2019 is as follows:

	LAT fluctuation
	2019
Discount rate increased by 0.5%	~~W~~	(1,203,136)
Discount rate decreased by 0.5%	1,686,867
Operating expense increased by 10%	245,181
Mortality rate increased by 10%	877,624
Mortality rate increased by 5%	440,025
Surrender ratio increased by 10%	421,767